Summary of Significant Accounting Policies (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		189 Months Ended		195 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 10, 2011	Dec. 31, 2011	Jun. 30, 2012
Equity Method Investment, Ownership Percentage					95.00%			95.00%
Deferred Rent Credit					$ 19,004	$ 68,263		$ 19,004
Total operating costs and expenses	9,067,000	9,028,000	14,832,000	15,784,000	26,797,000	15,364,000		171,673,000	186,505,000
Research and development	$ 7,040,000	$ 3,469,000	$ 10,589,000	$ 7,909,000	$ 13,452,000	$ 9,899,000	$ 90,300,000	$ 90,264,000	$ 100,884,000
D C Vax Clinical Trial Programs [Member]
Percentage Of Expended Resources Apportioned To Research and Development					49.90%
Cognate Bio Services, Inc. [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners					5.00%			5.00%